Expense Example, No Redemption - A C I Shares - JPMorgan Equity Premium Income Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	608	797	1,002	1,592	138	441	766	1,553	62	215	381	862